Capital and Other Components of Equity - Additional Information (Details)						12 Months Ended
	Jun. 10, 2020 CAD ($)	Mar. 11, 2020 CAD ($)	Mar. 11, 2020 USD ($) $ / shares shares	Jul. 18, 2019 CAD ($)	Jul. 18, 2019 USD ($) $ / shares shares	Mar. 31, 2020 CAD ($) shares $ / shares	Mar. 31, 2019 CAD ($) shares $ / shares		Mar. 31, 2019 USD ($) shares	Jun. 10, 2020 $ / shares shares	Jul. 24, 2019 CAD ($) shares	Jul. 24, 2019 USD ($) shares
Disclosure Of Classes Of Share Capital [Line Items]
Percentage of dividend issued on paid up capital						5.00%
Proceeds from exercise of options | $						$ 3,930,424	$ 1,697,933	[1]
Withholding taxes paid pursuant to issuance of RSUs | $						$ (962,077)
Provision and liability settled in shares | shares						600,000	630,681		630,681
Share issued on settlement of liability, value							$ 858,000		$ 625,000
Liability settled in shares, share issue price | $ / shares							$ 1.35
Share issue costs | $							$ 9,930
SugarLeaf
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares issued | shares											1,587,301	1,587,301
Business acquisition, common shares											$ 7,966,970	$ 6,062,220
Share Option Exercise
Disclosure Of Classes Of Share Capital [Line Items]
Number of options exercised | shares						2,067,418	1,047,523		1,047,523
Share issue price per share | $ / shares						$ 1.90	$ 1.62
Proceeds from exercise of options | $						$ 3,930,424	$ 1,697,933
Deferred Stock Units DSU
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares issued | shares						333,279	135,557
Share issue price per share | $ / shares						$ 1.48	$ 1.51
Restricted Stock Units
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares issued | shares						437,849
Share issue price per share | $ / shares						$ 5.80
Withholding taxes paid pursuant to issuance of RSUs | $						$ 962,077
Withheld as payment of withholding taxes | shares						262,153
Private Placement
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares issued | shares					9,415,910
Share issue price per share | $ / shares					$ 4.40
Share issue costs | $				$ 2,538,736
Gross proceeds from issuing shares				$ 53,970,867	$ 41,430,004
At-The-Market Offering
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares issued | shares			4,159,086
Share issue price per share | $ / shares			$ 1.20
Share issue costs | $		$ 309,121
Gross proceeds from issuing shares		7,069,220	$ 4,971,104
Net proceeds from issuing shares | $		$ 6,760,099
Percentage of commissions paid		3.00%	3.00%
At-The-Market Offering | Top of range
Disclosure Of Classes Of Share Capital [Line Items]
Common stock aggregate offering price		$ 70,310,000	$ 50,000,000
At-The-Market Offering | Events After Reporting Period
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares issued | shares										5,411,649
Share issue price per share | $ / shares										$ 2.53
Share issue costs | $	$ 843,835
Gross proceeds from issuing shares | $	19,229,883
Net proceeds from issuing shares | $	$ 18,652,987
Percentage of commissions paid	3.00%
Preference Shares
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares issued | shares						0
Number of shares outstanding | shares						0

[1]	The Corporation has initially applied IFRS 16 as at April 1, 2019. Under the transition method chosen, comparative information is not restated. Refer to note 3 (q).